Private Placement Warrants (Tables)	6 Months Ended
Jun. 30, 2021
Private Placement Warrants [Abstract]
Schedule of change in fair value of warrant liability
Warrant Liability

Estimated fair value at December 31, 2020	$833
Warrant liability assumed from the Business Combination	-
Change in estimated fair value	(155)
Estimated fair value at June 30, 2021	$678

Schedule of inputs and significant assumptions including volatility
For the Six Months Ended June 30, 2021
Stock price	$2.53
Exercise price	$11.50
Risk-free interest rate	0.59%
Expected term (in years)	3.62
Expected dividend yield	-
Expected volatility	48.68%